Supplemental Guarantor Financial Information (Condensed Consolidated Income Statement) (AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues and other income
Lease revenue	$ 4,867,623		$ 4,991,551		$ 3,449,571
Net (loss) gain on sale of assets	138,522		183,328		37,497
Other income (loss)	145,986		112,676		104,491
Total Revenues and other income	5,152,131		5,287,555		3,591,559
Expenses
Depreciation and amortization	1,791,336		1,843,003		1,282,228
Asset impairment	81,607		16,335		21,828
Interest expense	1,091,861		1,099,884		780,349
Leasing expenses	582,530		522,413		141,572
Transaction, integration and restructuring related expenses	53,389		58,913		148,792
Selling, general and administrative expenses	351,012		381,308		299,892
Total Expenses	3,951,735		3,921,856		2,674,661
Income before income taxes and income of investments accounted for under the equity method	1,200,396		1,365,699	[1]	916,898	[1]
Provision for income taxes	(173,496)		(189,805)	[2]	(137,373)	[2]
Equity in net earnings of investments accounted for under the equity method	12,616		1,278		28,973
Net income (loss)	1,039,516		1,177,172		808,498
Net loss attributable to non-controlling interest	7,114		1,558		1,949
Net income attributable to AerCap Holdings N.V.	1,046,630		1,178,730		810,447
AGAT/AICDC Notes [Member]
Revenues and other income
Lease revenue	4,868,000		4,992,000		3,450,000
Net (loss) gain on sale of assets	139,000		183,000		38,000
Other income (loss)	145,000		113,000		104,000
Total Revenues and other income	5,152,000		5,288,000		3,592,000
Expenses
Depreciation and amortization	1,791,000		1,843,000		1,282,000
Asset impairment	82,000		16,000		22,000
Interest expense	1,092,000		1,100,000		781,000
Leasing expenses	583,000		522,000		142,000
Transaction, integration and restructuring related expenses	53,000		59,000		149,000
Selling, general and administrative expenses	351,000		382,000		300,000
Total Expenses	3,952,000		3,922,000		2,676,000
Income before income taxes and income of investments accounted for under the equity method	1,200,000		1,366,000		916,000
Provision for income taxes	(173,000)		(190,000)		(137,000)
Equity in net earnings of investments accounted for under the equity method	13,000		1,000		29,000
Net (loss) income before income from subsidiaries	1,040,000		1,177,000		808,000
Net income (loss)	1,040,000		1,177,000		808,000
Net loss attributable to non-controlling interest	7,000		2,000		2,000
Net income attributable to AerCap Holdings N.V.	1,047,000		1,179,000		810,000
AGAT/AICDC Notes [Member] | AerCap Holdings N.V. [Member]
Revenues and other income
Other income (loss)	6,000		9,000		25,000
Total Revenues and other income	6,000		9,000		25,000
Expenses
Interest expense			12,000		13,000
Selling, general and administrative expenses	60,000		108,000		83,000
Total Expenses	60,000		120,000		96,000
Income before income taxes and income of investments accounted for under the equity method	(54,000)		(111,000)		(71,000)
Provision for income taxes	7,000		28,000		(1,000)
Net (loss) income before income from subsidiaries	(47,000)		(83,000)		(72,000)
Income (loss) from subsidiaries	1,094,000		1,262,000		882,000
Net income (loss)	1,047,000		1,179,000		810,000
Net income attributable to AerCap Holdings N.V.	1,047,000		1,179,000		810,000
AGAT/AICDC Notes [Member] | AerCap Global Aviation Trust [Member]
Revenues and other income
Lease revenue	2,058,000		2,355,000		789,000
Net (loss) gain on sale of assets	33,000		168,000		8,000
Other income (loss)	653,000		599,000		317,000
Total Revenues and other income	2,744,000		3,122,000		1,114,000
Expenses
Depreciation and amortization	770,000		868,000		501,000
Asset impairment	32,000		3,000		3,000
Interest expense	753,000		780,000		443,000
Leasing expenses	290,000		266,000		(446,000)
Selling, general and administrative expenses	120,000		112,000		80,000
Total Expenses	1,965,000		2,029,000		581,000
Income before income taxes and income of investments accounted for under the equity method	779,000		1,093,000		533,000
Provision for income taxes	(97,000)		(136,000)		(56,000)
Net (loss) income before income from subsidiaries	682,000		957,000		477,000
Income (loss) from subsidiaries	237,000		104,000		205,000
Net income (loss)	919,000		1,061,000		682,000
Net income attributable to AerCap Holdings N.V.	919,000		1,061,000		682,000
AGAT/AICDC Notes [Member] | AerCap Ireland Capital Designated Activity Company [Member]
Revenues and other income
Lease revenue					10,000
Other income (loss)			14,000
Total Revenues and other income			14,000		10,000
Expenses
Interest expense	184,000		164,000		18,000
Leasing expenses					11,000
Transaction, integration and restructuring related expenses					94,000
Selling, general and administrative expenses	1,000				3,000
Total Expenses	185,000		164,000		126,000
Income before income taxes and income of investments accounted for under the equity method	(185,000)		(150,000)		(116,000)
Provision for income taxes	23,000		19,000		10,000
Net (loss) income before income from subsidiaries	(162,000)		(131,000)		(106,000)
Income (loss) from subsidiaries	919,000		1,060,000		683,000
Net income (loss)	757,000		929,000		577,000
Net income attributable to AerCap Holdings N.V.	757,000		929,000		577,000
AGAT/AICDC Notes [Member] | Guarantors [Member]
Revenues and other income
Lease revenue	205,000	[3]	134,000	[3]	220,000	[4]
Net (loss) gain on sale of assets	6,000	[3]	13,000	[3]	10,000	[4]
Other income (loss)	552,000	[3]	479,000	[3]	333,000	[4]
Total Revenues and other income	763,000	[3]	626,000	[3]	563,000	[4]
Expenses
Depreciation and amortization	72,000	[3]	65,000	[3]	53,000	[4]
Interest expense	385,000	[3]	359,000	[3]	317,000	[4]
Leasing expenses	27,000	[3]	61,000	[3]	124,000	[4]
Transaction, integration and restructuring related expenses			9,000	[3]	26,000	[4]
Selling, general and administrative expenses	102,000	[3]	257,000	[3]	142,000	[4]
Total Expenses	586,000	[3]	751,000	[3]	662,000	[4]
Income before income taxes and income of investments accounted for under the equity method	177,000	[3]	(125,000)	[3]	(99,000)	[4]
Provision for income taxes	(36,000)	[3]	38,000	[3]	(33,000)	[4]
Net (loss) income before income from subsidiaries	141,000	[3]	(87,000)	[3]	(132,000)	[4]
Income (loss) from subsidiaries	701,000	[3]	933,000	[3]	988,000	[4]
Net income (loss)	842,000	[3]	846,000	[3]	856,000	[4]
Net income attributable to AerCap Holdings N.V.	842,000	[3]	846,000	[3]	856,000	[4]
AGAT/AICDC Notes [Member] | Non-Guarantors [Member]
Revenues and other income
Lease revenue	2,605,000		2,503,000		2,431,000
Net (loss) gain on sale of assets	100,000		2,000		20,000
Other income (loss)	359,000		319,000		342,000
Total Revenues and other income	3,064,000		2,824,000		2,793,000
Expenses
Depreciation and amortization	949,000		910,000		728,000
Asset impairment	50,000		13,000		19,000
Interest expense	955,000		735,000		715,000
Leasing expenses	266,000		195,000		453,000
Transaction, integration and restructuring related expenses	53,000		50,000		29,000
Selling, general and administrative expenses	308,000		262,000		180,000
Total Expenses	2,581,000		2,165,000		2,124,000
Income before income taxes and income of investments accounted for under the equity method	483,000		659,000		669,000
Provision for income taxes	(70,000)		(139,000)		(57,000)
Equity in net earnings of investments accounted for under the equity method	13,000		1,000		29,000
Net (loss) income before income from subsidiaries	426,000		521,000		641,000
Income (loss) from subsidiaries	(867,000)		(1,090,000)		79,000
Net income (loss)	(441,000)		(569,000)		720,000
Net loss attributable to non-controlling interest	7,000		2,000		2,000
Net income attributable to AerCap Holdings N.V.	(434,000)		(567,000)		722,000
AGAT/AICDC Notes [Member] | Eliminations [Member]
Revenues and other income
Other income (loss)	(1,425,000)		(1,307,000)		(913,000)
Total Revenues and other income	(1,425,000)		(1,307,000)		(913,000)
Expenses
Interest expense	(1,185,000)		(950,000)		(725,000)
Selling, general and administrative expenses	(240,000)		(357,000)		(188,000)
Total Expenses	(1,425,000)		(1,307,000)		(913,000)
Income (loss) from subsidiaries	(2,084,000)		(2,269,000)		(2,837,000)
Net income (loss)	(2,084,000)		(2,269,000)		(2,837,000)
Net income attributable to AerCap Holdings N.V.	$ (2,084,000)		$ (2,269,000)		$ (2,837,000)

[1]	Due to our migration from the Netherlands to Ireland as of February 1, 2016, we have updated the tax rate reconciliation for the years ended December 31, 2015 and 2014. The tax variance as a result of the global activities has been calculated as the difference between the local statutory tax rate in the relevant jurisdictions and the Irish statutory tax rate of 12.5%.
[2]	Effective February 1, 2016, we moved our headquarters and executive officers from Amsterdam to Dublin, and as of February 1, 2016, we became tax resident in Ireland. Accordingly, we have updated the figures for the years ended December 31, 2015 and 2014 as compared to those previously reported in the financial statements contained in our 2015 annual report on Form 20-F to reflect the permanent differences being taxed at the Irish statutory rate of 12.5% rather than the Dutch statutory rate of 25%.
[3]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
[4]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.